Financial liabilities - Royalty certificates (Details) € in Thousands, $ in Millions	Mar. 31, 2026 EUR (€)	Dec. 31, 2025 EUR (€)	May 07, 2026 EUR (€)	May 04, 2026 USD ($)	May 04, 2026 EUR (€)	Mar. 31, 2025 EUR (€)
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	€ 134,993	€ 141,409
Repurchase of royalty certificates agreement
Disclosure of detailed information about borrowings [line items]
Purchase price of royalty certificates			€ 76,466	$ 90	€ 76,500
Royalty certificates
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	€ 104,032					€ 102,001
Discount rate	7.50%
Royalty certificates | POS
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	0.05%
Increase (decrease) in carrying value due to reasonably possible increase in unobservable input liabilities	€ 1,853
Percentage of reasonably possible decrease in unobservable input, liabilities	(5.00%)
Increase (decrease) in carrying value resulting from a reasonably possible decrease in unobservable input liabilities	€ (1,853)
Royalty certificates | POS | At fair value
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	0.05%	0.05%
Percentage of reasonably possible decrease in unobservable input, liabilities	(0.05%)	(0.05%)
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	€ 5,920	€ 5,810
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ (5,920)	€ (5,810)
Royalty certificates | Peak penetration
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	5.00%
Increase (decrease) in carrying value due to reasonably possible increase in unobservable input liabilities	€ 2,882
Percentage of reasonably possible decrease in unobservable input, liabilities	(5.00%)
Increase (decrease) in carrying value resulting from a reasonably possible decrease in unobservable input liabilities	€ (4,416)
Royalty certificates | Peak penetration | At fair value
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	5.00%	5.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	(5.00%)	(5.00%)
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	€ 2,952	€ 2,830
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ (5,557)	€ (5,590)
Royalty certificates | Weighted average cost of capital, measurement input | At fair value
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities		1.00%
Percentage of reasonably possible decrease in unobservable input, liabilities		(1.00%)
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input		€ (4,940)
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input		€ 5,251
Royalty certificates | Discount rate, measurement input | At fair value
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	(1.00%)
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	€ (4,786)
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ 5,078